Net fee and commission income (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Disclosure of detailed information about intangible assets [line items]
Explanation of whether practical expedient is applied for disclosure of transaction price allocated to remaining performance obligations	The Barclays Bank Group applies the practical expedient of IFRS 15 and does not disclose information about remaining performance obligations that have original expected durations of one year or less or because the Barclays Bank Group has a right to consideration that corresponds directly with the value of the service provided to the client or customer.
Fee and commission expense	£ 1,785.0	£ 1,726.0		£ 1,626.0
Capitalised contract costs	125.4
Amortisation, assets recognised from costs incurred to obtain or fulfil contracts with customers	30.4
Impairment loss, assets recognised from costs incurred to obtain or fulfil contracts with customers	£ 0.0
Description of method used to determine amortisation of assets recognised from costs to obtain or fulfil contracts with customers	Capitalised contract costs are amortised based on the transfer of services to which the asset relates which typically ranges over the expected life of the relationship.
Transactional [member]
Disclosure of detailed information about intangible assets [line items]
Description of methods used to recognise revenue from contracts with customers	Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees including interchange and merchant fee income generated from credit and bank card usage. Transaction and processing fees are recognised at the point in time the transaction occurs or service is performed. They include banking services such as wire transfer fees, balance transfer fees, overdraft or late fees and foreign exchange fees, among others. Interchange and merchant fees are recognised upon settlement of the card transaction payment.
Advisory [member]
Disclosure of detailed information about intangible assets [line items]
Description of methods used to recognise revenue from contracts with customers	Advisory fees are generated from wealth management services and investment banking advisory services related to mergers, acquisitions and financial restructurings. Wealth management advisory fees primarily consists of asset-based fees for advisory accounts of wealth management clients and are based on the market value of client assets. They are earned over the period the services are provided and are generally recognised quarterly when the market value of client assets is determined. Investment banking advisory fees are recognised at the point in time when the services related to the transaction have been completed under the terms of the engagement. Investment banking advisory costs are recognised as incurred in fee and commission expense if direct and incremental to the advisory services or otherwise recognised in operating expenses.
Brokerage and execution [member]
Disclosure of detailed information about intangible assets [line items]
Description of methods used to recognise revenue from contracts with customers	Brokerage and execution fees are earned for executing client transactions with various exchanges and over-the-counter markets and assisting clients in clearing transactions. Brokerage and execution fees are recognised at the point in time the associated service has been completed which is generally the trade date of the transaction.
Underwriting and syndication [member]
Disclosure of detailed information about intangible assets [line items]
Description of methods used to recognise revenue from contracts with customers	Underwriting and syndication fees are earned for the distribution of client equity or debt securities and the arrangement and administration of a loan syndication. This includes commitment fees to provide loan financing. Underwriting fees are generally recognised on trade date if there is no remaining contingency, such as the transaction being conditional on closing of an acquisition or other transaction. Underwriting costs are deferred and recognised in fee and commission expense when the associated underwriting fees are recorded. Syndication fees are earned for arranging and administering a loan syndication; however, the associated fee may be subject to variability until the loan has been syndicated to other syndicate members or until other contingencies (such as a successful M&A closing) have been resolved and therefore the fee revenue is deferred until the uncertainty is resolved.
Fee and commission expense	£ 25.0

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.